Accounts Receivable, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accounts Receivable, Net (Textual)
Provision for doubtful accounts	$ 30,757	$ 1,023,931	$ 4,996,006	$ 4,091,056
Repayments of accounts receivable securitization			99,366
Accounts receivable	$ 2,404	$ 99,366	$ 8,220,754